Leases (Tables)	12 Months Ended
Mar. 31, 2025
Presentation of leases for lessee [abstract]
Roll-forward of lease right-of-used assets
The roll-forward of lease right-of-use assets is as follows:

	2025	2024
Cost	$	$
Balance - Beginning of fiscal year	33,528	36,480
Additions	120	3,819
Modifications to and disposals of lease contracts	(3,162)	(6,701)
Exchange differences	129	(70)
Balance - End of fiscal year	30,615	33,528

Accumulated depreciation
Balance - Beginning of fiscal year	16,453	15,507
Depreciation charge	5,220	7,946
Modifications to and disposals of lease contracts	(3,830)	(6,935)
Exchange differences	58	(65)
Balance - End of fiscal year	17,901	16,453

Net book value
Balance - Beginning of fiscal year	17,075	20,973
Balance - End of fiscal year	12,714	17,075

Maturity of lease liabilities
The maturity analysis of lease liabilities as at March 31, 2025 is as follows:

Fiscal Year	$

2026	5,654
2027	4,044
2028	3,175
2029	2,223
2030	1,877

Total minimum payments	16,973
As at March 31, 2025 and 2024, the maturity analysis of financial liabilities represented the following:
2025

	<1 Year	1 to 5 Years	>5 Years	Total
	$	$	$	$

Accounts payable and accrued liabilities	73,075	—	—	73,075
Other long-term liabilities	—	562	—	562
2024

	<1 Year	1 to 5 Years	>5 Years	Total
	$	$	$	$

Accounts payable and accrued liabilities	68,679	—	—	68,679
Other long-term liabilities	—	967	—	967